Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios III (formerly USAA Mutual Funds Trust)
Entity Central Index Key	0000908695
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000220628
Shareholder Report [Line Items]
Fund Name	Victory California Bond Fund
Class Name	Class A
Trading Symbol	UXABX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Security selection in the tax revenue and utility sectors.

  Security selection in the AA rated category.

  Overweight allocation to the BBB rated category.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 454,431,000
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,632,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$454,431
Number of Holdings	167
Investment Advisory Fees	$1,632
Portfolio Turnover	11%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Special Tax	3.2%
Higher Education	3.8%
Nursing Homes	5.0%
General Obligation	5.3%
Airport	6.7%
Transportation	8.6%
Education	10.0%
General	12.4%
School District	15.5%
Medical	17.9%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000034886
Shareholder Report [Line Items]
Fund Name	Victory California Bond Fund
Class Name	Fund Shares
Trading Symbol	USCBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Security selection in the tax revenue and utility sectors.

  Security selection in the AA rated category.

  Overweight allocation to the BBB rated category.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 454,431,000
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,632,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$454,431
Number of Holdings	167
Investment Advisory Fees	$1,632
Portfolio Turnover	11%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Special Tax	3.2%
Higher Education	3.8%
Nursing Homes	5.0%
General Obligation	5.3%
Airport	6.7%
Transportation	8.6%
Education	10.0%
General	12.4%
School District	15.5%
Medical	17.9%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000220629
Shareholder Report [Line Items]
Fund Name	Victory California Bond Fund
Class Name	Institutional Shares
Trading Symbol	UCBIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Security selection in the tax revenue and utility sectors.

  Security selection in the AA rated category.

  Overweight allocation to the BBB rated category.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 454,431,000
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,632,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$454,431
Number of Holdings	167
Investment Advisory Fees	$1,632
Portfolio Turnover	11%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Special Tax	3.2%
Higher Education	3.8%
Nursing Homes	5.0%
General Obligation	5.3%
Airport	6.7%
Transportation	8.6%
Education	10.0%
General	12.4%
School District	15.5%
Medical	17.9%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000114652
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Aggressive Fund
Class Name	Fund Shares
Trading Symbol	UCAGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  The Fund’s tactical overweight to equities and exposure to gold and gold mining equities contributed positively to performance.

  The Fund’s tactical overweight to shorter duration investment grade fixed income added to performance.

  Security selection within emerging market equities was positive.

Top detractors to performance:

  The Fund’s tactical overweight to developed international equities hurt performance.

  Security selection within U.S. large cap and developed international equities detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Cornerstone Aggressive Fund, Fund Shares - $17,958	MSCI All Country World Index (regulatory broad based index) - $23,908	Cornerstone Aggressive Composite Index - $21,374
2/15	$10,000	$10,000	$10,000
2/16	$8,824	$8,768	$9,101
2/17	$10,268	$10,704	$10,833
2/18	$11,591	$12,715	$12,315
2/19	$11,449	$12,608	$12,489
2/20	$11,613	$13,098	$13,135
2/21	$14,100	$17,060	$16,417
2/22	$15,201	$18,392	$17,465
2/23	$14,231	$16,873	$16,139
2/24	$16,412	$20,779	$18,964
2/25	$17,958	$23,908	$21,374

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	9.42%	9.11%	6.03%
MSCI All Country World Index	15.06%	12.79%	9.11%
Cornerstone Aggressive Composite Index	12.71%	10.23%	7.89%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 392,426,000
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 2,358,000
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$392,426
Number of Holdings	397
Investment Advisory Fees	$2,358
Portfolio Turnover	72%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

VictoryShares Core Intermediate Bond ETF	8.3%
Schwab Fundamental International Equity ETF	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Vanguard S&P 500 ETF	5.1%
VictoryShares Free Cash Flow Growth ETF	3.5%
iShares Core S&P 500 ETF	3.5%
Schwab Fundamental Emerging Markets Equity ETF	3.1%
Vanguard FTSE Emerging Markets ETF	2.9%
Apple, Inc.	2.6%
VictoryShares Core Plus Intermediate Bond ETF	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000114650
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Conservative Fund
Class Name	Fund Shares
Trading Symbol	USCCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  The Fund’s tactical overweight to shorter duration investment grade fixed income and gold mining stocks added to performance.

  Security selection within investment-grade fixed income mutual funds and ETFs contributed positively over the period.

  Security selection within developed international equities helped performance.

Top detractors to performance:

  The Fund’s tactical overweight to developed international equities hurt performance.

  Security selection within non-investment grade fixed income detracted from performance.

  Security selection within emerging markets equities and U.S. small cap equities negatively impacted performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Cornerstone Conservative Fund, Fund Shares - $14,568	Bloomberg U.S. Universal Index (regulatory broad based index) - $12,036	Cornerstone Conservative Composite Index - $13,990
2/15	$10,000	$10,000	$10,000
2/16	$9,541	$10,094	$9,840
2/17	$10,560	$10,417	$10,521
2/18	$11,024	$10,518	$10,950
2/19	$11,187	$10,854	$11,255
2/20	$12,169	$12,077	$12,345
2/21	$13,189	$12,334	$13,291
2/22	$13,288	$11,997	$13,226
2/23	$12,446	$10,881	$12,092
2/24	$13,472	$11,323	$12,974
2/25	$14,568	$12,036	$13,990

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	8.14%	3.66%	3.83%
Bloomberg U.S. Universal Index	6.30%	-0.07%	1.87%
Cornerstone Conservative Composite Index	7.84%	2.53%	3.41%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 209,894,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$209,894
Number of Holdings	24
Investment Advisory Fees	$-
Portfolio Turnover	7%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Victory Core Plus Intermediate Bond Fund, Institutional Shares	24.1%
VictoryShares Short-Term Bond ETF	14.2%
Victory Government Securities Fund, Institutional Shares	12.0%
VictoryShares Core Intermediate Bond ETF	9.8%
Victory Income Fund, Institutional Shares	8.2%
Victory Market Neutral Income Fund, Class I	4.8%
Victory High Income Fund, Institutional Shares	4.6%
Victory 500 Index Fund, Reward Shares	3.9%
Victory International Fund, Institutional Shares	3.5%
Victory Target Managed Allocation Fund	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000114653
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Equity Fund
Class Name	Fund Shares
Trading Symbol	UCEQX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  The Fund’s tactical overweight to gold mining stocks added to performance.

  Security selection within developed international equities contributed positively to performance.

  The Fund’s holdings that invest primarily in companies with high free cash flow helped performance.

Top detractors to performance:

  The Fund’s tactical overweight to developed international equities hurt performance.

  Security selection within emerging markets equities and U.S. small cap equities dragged on performance.

  The Fund’s holdings that invest primarily in higher quality dividend paying companies detracted from performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Cornerstone Equity Fund, Fund Shares - $21,397	MSCI All Country World Index (regulatory broad based index) - $23,908	Cornerstone Equity Composite Index - $23,895
2/15	$10,000	$10,000	$10,000
2/16	$8,825	$8,768	$8,876
2/17	$10,845	$10,704	$10,901
2/18	$12,699	$12,715	$12,718
2/19	$12,335	$12,608	$12,821
2/20	$12,322	$13,098	$13,289
2/21	$15,595	$17,060	$17,303
2/22	$16,872	$18,392	$18,760
2/23	$15,593	$16,873	$17,362
2/24	$18,856	$20,779	$20,934
2/25	$21,397	$23,908	$23,895

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	13.47%	11.67%	7.90%
MSCI All Country World Index	15.06%	12.79%	9.11%
Cornerstone Equity Composite Index	14.14%	12.45%	9.10%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 253,107,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$253,107
Number of Holdings	19
Investment Advisory Fees	$-
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Victory 500 Index Fund, Reward Shares	19.9%
Victory International Fund, Institutional Shares	17.1%
VictoryShares International Value Momentum ETF	9.6%
VictoryShares WestEnd U.S. Sector ETF	8.3%
Victory Nasdaq-100 Index Fund, Class R6	7.4%
VictoryShares Free Cash Flow ETF	5.9%
VictoryShares Emerging Markets Value Momentum ETF	5.9%
VictoryShares US Value Momentum ETF	5.6%
Victory Income Stock Fund, Institutional Shares	4.6%
Victory Target Managed Allocation Fund	4.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000034874
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Moderate Fund
Class Name	Fund Shares
Trading Symbol	USBSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  The Fund’s tactical overweight to equities and exposure to gold and gold mining equities contributed positively to performance.

  The Fund’s tactical overweight to shorter duration investment grade fixed income added to performance.

  Security selection within emerging market equities and U.S. small cap equities was positive.

Top detractors to performance:

  The Fund’s tactical overweight to developed international equities hurt performance.

  Security selection within U.S. large cap equities and detracted from performance.

  Security selection within non-investment grade fixed income negatively impacted performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Cornerstone Moderate Fund, Fund Shares - $15,059	MSCI All Country World Index (regulatory broad based index) - $23,908	Cornerstone Moderate Composite Index - $17,493
2/15	$10,000	$10,000	$10,000
2/16	$9,076	$8,768	$9,474
2/17	$10,169	$10,704	$10,697
2/18	$11,049	$12,715	$11,650
2/19	$11,037	$12,608	$11,904
2/20	$11,545	$13,098	$12,806
2/21	$13,149	$17,060	$14,901
2/22	$13,644	$18,392	$15,328
2/23	$12,608	$16,873	$14,104
2/24	$13,937	$20,779	$15,863
2/25	$15,059	$23,908	$17,493

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	8.12%	5.46%	4.18%
MSCI All Country World Index	15.06%	12.79%	9.11%
Cornerstone Moderate Composite Index	10.28%	6.44%	5.75%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,130,858,000
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 6,691,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,130,858
Number of Holdings	202
Investment Advisory Fees	$6,691
Portfolio Turnover	58%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

VictoryShares Core Intermediate Bond ETF	23.1%
VictoryShares Core Plus Intermediate Bond ETF	6.5%
Schwab Fundamental International Equity ETF	4.9%
Vanguard FTSE Developed Markets ETF	3.0%
Vanguard S&P 500 ETF	2.9%
iShares Core S&P 500 ETF	2.4%
Schwab Fundamental Emerging Markets Equity ETF	2.1%
VictoryShares Free Cash Flow Growth ETF	2.1%
iShares Core U.S. Aggregate Bond ETF	1.9%
VictoryShares Short-Term Bond ETF	1.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000034896
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Moderately Aggressive Fund
Class Name	Fund Shares
Trading Symbol	USCRX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  The Fund’s tactical overweight to equities and exposure to gold and gold mining equities contributed positively to performance.

  The Fund’s tactical overweight to shorter duration investment grade fixed income and emerging market fixed income added to performance.

  Security selection within emerging market equities and U.S. small cap equities was positive.

Top detractors to performance:

  The Fund’s tactical overweight to developed international equities hurt performance.

  Security selection within U.S. large cap equities and detracted from performance.

  Security selection within non-investment grade fixed income negatively impacted performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Cornerstone Moderately Aggressive Fund, Fund Shares - $15,775	MSCI All Country World Index (regulatory broad based index) - $23,908	Cornerstone Moderately Aggressive Composite Index - $18,643
2/15	$10,000	$10,000	$10,000
2/16	$8,957	$8,768	$9,344
2/17	$10,144	$10,704	$10,733
2/18	$11,165	$12,715	$11,853
2/19	$11,095	$12,608	$12,079
2/20	$11,458	$13,098	$12,893
2/21	$13,338	$17,060	$15,358
2/22	$13,965	$18,392	$15,979
2/23	$12,961	$16,873	$14,728
2/24	$14,526	$20,779	$16,788
2/25	$15,775	$23,908	$18,643

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	8.60%	6.60%	4.66%
MSCI All Country World Index	15.06%	12.79%	9.11%
Cornerstone Moderately Aggressive Composite Index	11.05%	7.66%	6.43%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,702,893,000
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 16,069,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$2,702,893
Number of Holdings	386
Investment Advisory Fees	$16,069
Portfolio Turnover	67%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

VictoryShares Core Intermediate Bond ETF	18.4%
Vanguard FTSE Developed Markets ETF	6.8%
VictoryShares Core Plus Intermediate Bond ETF	4.9%
Schwab Fundamental International Equity ETF	4.2%
Vanguard S&P 500 ETF	3.7%
iShares Core S&P 500 ETF	2.7%
VictoryShares Free Cash Flow Growth ETF	2.3%
Schwab Fundamental Emerging Markets Equity ETF	2.2%
Apple, Inc.	2.0%
iShares MSCI International Quality Factor ETF	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000114651
Shareholder Report [Line Items]
Fund Name	Victory Cornerstone Moderately Conservative Fund
Class Name	Fund Shares
Trading Symbol	UCMCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  The Fund’s tactical overweight to equities and exposure to gold and gold mining equities contributed positively to performance.

  The Fund’s tactical overweight to shorter duration investment grade fixed income added to performance.

  Security selection within emerging market equities and U.S. small cap equities was positive.

Top detractors to performance:

  The Fund’s tactical overweight to developed international equities hurt performance.

  Security selection within U.S. large cap equities detracted from performance.

  Security selection within non-investment grade fixed income negatively impacted performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Cornerstone Moderately Conservative Fund, Fund Shares - $13,962	Bloomberg U.S. Universal Index (regulatory broad based index) - $12,036	Cornerstone Moderately Conservative Composite Index - $16,263
2/15	$10,000	$10,000	$10,000
2/16	$9,243	$10,094	$9,597
2/17	$10,195	$10,417	$10,640
2/18	$10,909	$10,518	$11,406
2/19	$10,911	$10,854	$11,685
2/20	$11,510	$12,077	$12,654
2/21	$12,835	$12,334	$14,349
2/22	$13,158	$11,997	$14,612
2/23	$12,138	$10,881	$13,421
2/24	$13,057	$11,323	$14,855
2/25	$13,962	$12,036	$16,263

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	6.93%	3.94%	3.39%
Bloomberg U.S. Universal Index	6.30%	-0.07%	1.87%
Cornerstone Moderately Conservative Composite Index	9.48%	5.15%	4.98%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 178,183,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 900,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$178,183
Number of Holdings	126
Investment Advisory Fees	$900
Portfolio Turnover	48%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

VictoryShares Core Intermediate Bond ETF	27.6%
VictoryShares Core Plus Intermediate Bond ETF	8.6%
Schwab Fundamental International Equity ETF	4.7%
iShares Core U.S. Aggregate Bond ETF	3.3%
Vanguard S&P 500 ETF	2.8%
VictoryShares Short-Term Bond ETF	2.4%
Vanguard FTSE Developed Markets ETF	2.2%
iShares 7-10 Year Treasury Bond ETF	2.1%
VictoryShares WestEnd Economic Cycle Bond ETF	2.0%
VictoryShares Free Cash Flow Growth ETF	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000034897
Shareholder Report [Line Items]
Fund Name	Victory Emerging Markets Fund
Class Name	Fund Shares
Trading Symbol	USEMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$156	1.52%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  An underweight to consumer staples was a contributor to relative performance as compared to the MSCI Emerging Markets Index (the "Index").

  Stock selection in industrials was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in South Korea.

Top detractors from performance:

  Slight overweight to materials hurt relative performance as compared to the Index.

  Stock selection in financials was a detractor to performance relative to the Index.

  Country level detractor was stock selection in China.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Emerging Markets Fund, Fund Shares - $14,459	MSCI All Country World Index (regulatory broad based index) - $23,908	MSCI Emerging Markets Index - $14,095	Lipper Emerging Market Funds Index - $14,498
2/15	$10,000	$10,000	$10,000	$10,000
2/16	$8,012	$8,768	$7,659	$7,787
2/17	$10,337	$10,704	$9,915	$10,115
2/18	$13,047	$12,715	$12,940	$12,940
2/19	$11,445	$12,608	$11,661	$11,652
2/20	$11,476	$13,098	$11,441	$11,663
2/21	$15,423	$17,060	$15,565	$16,201
2/22	$13,955	$18,392	$13,902	$14,187
2/23	$11,910	$16,873	$11,777	$12,222
2/24	$13,719	$20,779	$12,806	$13,530
2/25	$14,459	$23,908	$14,095	$14,498

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	5.40%	4.73%	3.76%
MSCI All Country World Index	15.06%	12.79%	9.11%
MSCI Emerging Markets Index	10.07%	4.26%	3.49%
Lipper Emerging Market Funds Index	7.15%	4.45%	3.78%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 500,416,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 5,506,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$500,416
Number of Holdings	325
Investment Advisory Fees	$5,506
Portfolio Turnover	74%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Real Estate	2.5%
Energy	3.2%
Consumer Staples	3.2%
Health Care	4.6%
Materials	6.3%
Industrials	8.4%
Communication Services	9.2%
Consumer Discretionary	13.8%
Financials	20.1%
Information Technology	24.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000066846
Shareholder Report [Line Items]
Fund Name	Victory Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	UIEMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$138	1.34%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  An underweight to consumer staples was a contributor to relative performance as compared to the MSCI Emerging Markets Index (the "Index").

  Stock selection in industrials was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in South Korea.

Top detractors from performance:

  Slight overweight to materials hurt relative performance as compared to the Index.

  Stock selection in financials was a detractor to performance relative to the Index.

  Country level detractor was stock selection in China.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Emerging Markets Fund Institutional Shares - $1,476,011	MSCI All Country World Index (regulatory broad based index) - $2,390,834	MSCI Emerging Markets Index - $1,409,529	Lipper Emerging Market Funds Index - $1,449,797
2/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/16	$803,780	$876,799	$765,891	$778,689
2/17	$1,039,013	$1,070,379	$991,499	$1,011,486
2/18	$1,313,903	$1,271,512	$1,293,999	$1,293,974
2/19	$1,155,094	$1,260,845	$1,166,054	$1,165,188
2/20	$1,160,464	$1,309,840	$1,144,106	$1,166,319
2/21	$1,563,219	$1,706,032	$1,556,516	$1,620,110
2/22	$1,416,994	$1,839,237	$1,390,198	$1,418,661
2/23	$1,211,203	$1,687,302	$1,177,701	$1,222,195
2/24	$1,397,544	$2,077,881	$1,280,551	$1,353,031
2/25	$1,476,011	$2,390,834	$1,409,529	$1,449,797

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	5.61%	4.93%	3.97%
MSCI All Country World Index	15.06%	12.79%	9.11%
MSCI Emerging Markets Index	10.07%	4.26%	3.49%
Lipper Emerging Market Funds Index	7.15%	4.45%	3.78%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 500,416,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 5,506,000
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$500,416
Number of Holdings	325
Investment Advisory Fees	$5,506
Portfolio Turnover	74%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Real Estate	2.5%
Energy	3.2%
Consumer Staples	3.2%
Health Care	4.6%
Materials	6.3%
Industrials	8.4%
Communication Services	9.2%
Consumer Discretionary	13.8%
Financials	20.1%
Information Technology	24.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000158652
Shareholder Report [Line Items]
Fund Name	Victory Global Equity Income Fund
Class Name	Fund Shares
Trading Symbol	UGEIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$111	1.03%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  An overweight to information technology was a contributor to relative performance as compared to the MSCI World High Dividend Yield Index (the “Index”).

  Stock selection in consumer staples was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  Underweight to utilities hurt relative performance.

  Stock selection in information technology was a detractor to performance relative to the Index.

  Country level detractor was stock selection in the United States.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Global Equity Income Fund, Fund Shares - $21,248	MSCI All Country World Index (regulatory broad based index) - $24,251	MSCI World High Dividend Yield Index - $19,703	Lipper Global Equity Income Funds Index - $19,559
8/15Footnote Reference*	$10,000	$10,000	$10,000	$10,000
2/16	$8,915	$8,894	$9,385	$9,246
2/17	$10,538	$10,857	$11,019	$10,719
2/18	$11,695	$12,897	$12,288	$12,007
2/19	$11,816	$12,789	$12,553	$12,019
2/20	$11,906	$13,286	$12,541	$12,178
2/21	$14,106	$17,305	$14,182	$14,096
2/22	$16,350	$18,656	$16,103	$15,622
2/23	$15,562	$17,115	$15,558	$15,027
2/24	$18,536	$21,077	$17,319	$17,072
2/25	$21,248	$24,251	$19,703	$19,559

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund Shares	14.63%	12.28%	8.20%
MSCI All Country World Index	15.06%	12.79%	9.71%
MSCI World High Dividend Yield Index	13.76%	9.46%	7.35%
Lipper Global Equity Income Funds Index	14.57%	9.94%	7.27%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 63,697,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 334,000
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$63,697
Number of Holdings	121
Investment Advisory Fees	$334
Portfolio Turnover	83%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Communication Services	2.6%
Consumer Discretionary	4.8%
Materials	7.2%
Utilities	7.2%
Energy	7.4%
Health Care	9.0%
Industrials	9.2%
Consumer Staples	13.5%
Information Technology	14.7%
Financials	24.1%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000175754
Shareholder Report [Line Items]
Fund Name	Victory Government Securities Fund
Class Name	Class R6
Trading Symbol	URGSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Interest rates on the short and intermediate part of the curve fell during the time period, while interest rates from 10 years and beyond were largely unchanged.

Top contributors to performance

  Security selection within agency mortgage-backed securities (“MBS”) and an overweight allocation to MBS benefited performance relative to the Bloomberg U.S. Aggregate Government Intermediate & MBS Index (the "Index").

  Within MBS, 30-year mortgage pools contributed the most to performance relative to the Index.

  An overweight allocation to agency commercial mortgage-backed securities also benefited performance relative to the Index.

Top detractors from performance

  Treasury securities underperformed mortgages for the period and detracted from overall performance relative to the Index.

  Holdings of cash equivalents including overnight treasury repurchase agreements detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Government Securities Fund Class R6 - $11,471	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,440	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index - $11,148	Lipper Intermediate U.S. Government Funds Index - $10,917
12/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
2/17	$10,044	$10,140	$10,074	$10,072
2/18	$10,017	$10,191	$10,049	$10,012
2/19	$10,342	$10,514	$10,381	$10,303
2/20	$11,170	$11,743	$11,189	$11,268
2/21	$11,385	$11,905	$11,358	$11,403
2/22	$11,193	$11,590	$11,064	$11,137
2/23	$10,500	$10,464	$10,227	$10,111
2/24	$10,829	$10,812	$10,535	$10,357
2/25	$11,471	$11,440	$11,148	$10,917

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	5.93%	0.53%	1.68%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.64%
Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index	5.82%	-0.07%	1.33%
Lipper Intermediate U.S. Government Funds Index	5.40%	-0.63%	1.07%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,102,295,000
Holdings Count | Holding	400
Advisory Fees Paid, Amount	$ 1,910,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,102,295
Number of Holdings	400
Investment Advisory Fees	$1,910
Portfolio Turnover	20%

Holdings [Text Block]

Asset AllocationFootnote Reference*^(% of Net Assets)

(as of February 28, 2025)

Value	Value
U.S. Government Agency Mortgages	47.2%
U.S. Treasury Obligations	31.9%
Collateralized Mortgage Obligations	16.1%
OtherFootnote Reference**	4.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000034899
Shareholder Report [Line Items]
Fund Name	Victory Government Securities Fund
Class Name	Fund Shares
Trading Symbol	USGNX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Interest rates on the short and intermediate part of the curve fell during the time period, while interest rates from 10 years and beyond were largely unchanged.

Top contributors to performance

  Security selection within agency mortgage-backed securities (“MBS”) and an overweight allocation to MBS benefited performance relative to the Bloomberg U.S. Aggregate Government Intermediate & MBS Index (the "Index").

  Within MBS, 30-year mortgage pools contributed the most to performance relative to the Index.

  An overweight allocation to agency commercial mortgage-backed securities also benefited performance relative to the Index.

Top detractors from performance

  Treasury securities underperformed mortgages for the period and detracted from overall performance relative to the Index.

  Holdings of cash equivalents including overnight treasury repurchase agreements detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Government Securities Fund, Fund Shares - $11,452	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,613	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index - $11,336	Lipper Intermediate U.S. Government Funds Index - $11,034
2/15	$10,000	$10,000	$10,000	$10,000
2/16	$10,188	$10,150	$10,253	$10,226
2/17	$10,179	$10,294	$10,245	$10,180
2/18	$10,127	$10,346	$10,219	$10,119
2/19	$10,454	$10,674	$10,557	$10,413
2/20	$11,280	$11,921	$11,379	$11,389
2/21	$11,488	$12,086	$11,550	$11,525
2/22	$11,243	$11,766	$11,251	$11,256
2/23	$10,528	$10,622	$10,400	$10,219
2/24	$10,840	$10,976	$10,713	$10,468
2/25	$11,452	$11,613	$11,336	$11,034

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	5.65%	0.30%	1.37%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index	5.82%	-0.07%	1.26%
Lipper Intermediate U.S. Government Funds Index	5.40%	-0.63%	0.99%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,102,295,000
Holdings Count | Holding	400
Advisory Fees Paid, Amount	$ 1,910,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,102,295
Number of Holdings	400
Investment Advisory Fees	$1,910
Portfolio Turnover	20%

Holdings [Text Block]

Asset AllocationFootnote Reference*^(% of Net Assets)

(as of February 28, 2025)

Value	Value
U.S. Government Agency Mortgages	47.2%
U.S. Treasury Obligations	31.9%
Collateralized Mortgage Obligations	16.1%
OtherFootnote Reference**	4.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000159210
Shareholder Report [Line Items]
Fund Name	Victory Government Securities Fund
Class Name	Institutional Shares
Trading Symbol	UIGSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Interest rates on the short and intermediate part of the curve fell during the time period, while interest rates from 10 years and beyond were largely unchanged.

Top contributors to performance

  Security selection within agency mortgage-backed securities (“MBS”) and an overweight allocation to MBS benefited performance relative to the Bloomberg U.S. Aggregate Government Intermediate & MBS Index (the "Index").

  Within MBS, 30-year mortgage pools contributed the most to performance relative to the Index.

  An overweight allocation to agency commercial mortgage-backed securities also benefited performance relative to the Index.

Top detractors from performance

  Treasury securities underperformed mortgages for the period and detracted from overall performance relative to the Index.

  Holdings of cash equivalents including overnight treasury repurchase agreements detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Government Securities Fund Institutional Shares - $1,155,134	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,169,935	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index - $1,131,535	Lipper Intermediate U.S. Government Funds Index - $1,104,949
8/15Footnote Reference*	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/16	$1,019,501	$1,022,555	$1,023,444	$1,024,046
2/17	$1,019,331	$1,037,027	$1,022,586	$1,019,427
2/18	$1,016,210	$1,042,265	$1,020,012	$1,013,284
2/19	$1,048,858	$1,075,302	$1,053,719	$1,042,774
2/20	$1,132,522	$1,200,928	$1,135,757	$1,140,481
2/21	$1,154,291	$1,217,543	$1,152,885	$1,154,140
2/22	$1,130,415	$1,185,348	$1,122,988	$1,127,172
2/23	$1,059,573	$1,070,111	$1,038,032	$1,023,322
2/24	$1,092,230	$1,105,713	$1,069,303	$1,048,292
2/25	$1,155,134	$1,169,935	$1,131,535	$1,104,949

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Institutional Shares	5.76%	0.40%	1.52%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.66%
Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index	5.82%	-0.07%	1.30%
Lipper Intermediate U.S. Government Funds Index	5.40%	-0.63%	1.05%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,102,295,000
Holdings Count | Holding	400
Advisory Fees Paid, Amount	$ 1,910,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,102,295
Number of Holdings	400
Investment Advisory Fees	$1,910
Portfolio Turnover	20%

Holdings [Text Block]

Asset AllocationFootnote Reference*^(% of Net Assets)

(as of February 28, 2025)

Value	Value
U.S. Government Agency Mortgages	47.2%
U.S. Treasury Obligations	31.9%
Collateralized Mortgage Obligations	16.1%
OtherFootnote Reference**	4.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000220607
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Class A
Trading Symbol	UGTAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

In the equity strategy, all eleven sectors delivered positive absolute returns.

Top contributors to performance for the fixed income municipal sleeve of the strategy:

  Security selection in the continuing care retirement center (“CCRC”) and education sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the BBB and BB rated categories.

Top detractors from performance for the fixed income municipal sleeve of the strategy:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Growth and Tax Strategy Fund Class A @ NAV - $14,442	Victory Growth and Tax Strategy Fund Class A @ MOP - $14,120	S&P 500® Index (regulatory broad based index) - $20,941	Bloomberg Municipal Bond Index - $10,447	Composite Index - $14,835	Lipper Composite Index - $14,617
6/20Footnote Reference*	$10,000	$9,777	$10,000	$10,000	$10,000	$10,000
2/21	$11,403	$11,148	$12,619	$10,210	$11,291	$11,370
2/22	$12,278	$12,004	$14,687	$10,142	$12,164	$12,097
2/23	$11,113	$10,865	$13,557	$9,625	$11,433	$11,281
2/24	$13,035	$12,744	$17,686	$10,147	$13,423	$13,293
2/25	$14,442	$14,120	$20,941	$10,447	$14,835	$14,617

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class A @ NAV	10.80%	8.19%
Class A @ MOP	8.29%	7.67%
S&P 500® Index	18.41%	17.15%
Bloomberg Municipal Bond Index	2.96%	0.94%
Composite Index	10.53%	8.82%
Lipper Composite Index	9.96%	8.47%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 862,303,000
Holdings Count | Holding	691
Advisory Fees Paid, Amount	$ 2,191,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$862,303
Number of Holdings	691
Investment Advisory Fees	$2,191
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Nursing Homes	4.7%
Single Family Housing	4.9%
Health Care	4.9%
Higher Education	5.0%
Communication Services	5.0%
Education	5.1%
General	7.1%
Financials	7.4%
Medical	8.9%
Information Technology	15.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000220605
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Class C
Trading Symbol	UGTCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$166	1.58%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

In the equity strategy, all eleven sectors delivered positive absolute returns.

Top contributors to performance for the fixed income municipal sleeve of the strategy:

  Security selection in the continuing care retirement center (“CCRC”) and education sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the BBB and BB rated categories.

Top detractors from performance for the fixed income municipal sleeve of the strategy:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Growth and Tax Strategy Fund Class C @ NAV - $13,949	Victory Growth and Tax Strategy Fund Class C @ CDSC - $13,949	S&P 500® Index (regulatory broad based index) - $20,941	Bloomberg Municipal Bond Index - $10,447	Composite Index - $14,835	Lipper Composite Index - $14,617
6/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2/21	$11,342	$11,342	$12,619	$10,210	$11,291	$11,370
2/22	$12,123	$12,123	$14,687	$10,142	$12,164	$12,097
2/23	$10,898	$10,898	$13,557	$9,625	$11,433	$11,281
2/24	$12,681	$12,681	$17,686	$10,147	$13,423	$13,293
2/25	$13,949	$13,949	$20,941	$10,447	$14,835	$14,617

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class C @ NAV	10.00%	7.39%
Class C @ CDSC	9.00%	7.39%
S&P 500® Index	18.41%	17.15%
Bloomberg Municipal Bond Index	2.96%	0.94%
Composite Index	10.53%	8.82%
Lipper Composite Index	9.96%	8.47%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 862,303,000
Holdings Count | Holding	691
Advisory Fees Paid, Amount	$ 2,191,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$862,303
Number of Holdings	691
Investment Advisory Fees	$2,191
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Nursing Homes	4.7%
Single Family Housing	4.9%
Health Care	4.9%
Higher Education	5.0%
Communication Services	5.0%
Education	5.1%
General	7.1%
Financials	7.4%
Medical	8.9%
Information Technology	15.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000034866
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Fund Shares
Trading Symbol	USBLX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

In the equity strategy, all eleven sectors delivered positive absolute returns.

Top contributors to performance for the fixed income municipal sleeve of the strategy:

  Security selection in the continuing care retirement center (“CCRC”) and education sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the BBB and BB rated categories.

Top detractors from performance for the fixed income municipal sleeve of the strategy:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Growth and Tax Strategy Fund, Fund Shares - $19,988	S&P 500® Index (regulatory broad based index) - $33,877	Bloomberg Municipal Bond Index - $12,590	Composite Index - $21,179	Lipper Composite Index - $20,055
2/15	$10,000	$10,000	$10,000	$10,000	$10,000
2/16	$9,901	$9,381	$10,395	$9,896	$9,780
2/17	$10,967	$11,724	$10,421	$11,094	$10,966
2/18	$12,033	$13,729	$10,682	$12,168	$12,013
2/19	$12,481	$14,371	$11,123	$12,742	$12,501
2/20	$13,672	$15,549	$12,175	$13,911	$13,572
2/21	$15,577	$20,414	$12,304	$16,119	$15,600
2/22	$16,822	$23,759	$12,223	$17,364	$16,597
2/23	$15,281	$21,932	$11,600	$16,321	$15,478
2/24	$17,983	$28,611	$12,228	$19,161	$18,239
2/25	$19,988	$33,877	$12,590	$21,179	$20,055

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	11.15%	7.89%	7.17%
S&P 500® Index	18.41%	16.85%	12.98%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%
Composite Index	10.53%	8.77%	7.79%
Lipper Composite Index	9.96%	8.12%	7.21%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 862,303,000
Holdings Count | Holding	691
Advisory Fees Paid, Amount	$ 2,191,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$862,303
Number of Holdings	691
Investment Advisory Fees	$2,191
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Nursing Homes	4.7%
Single Family Housing	4.9%
Health Care	4.9%
Higher Education	5.0%
Communication Services	5.0%
Education	5.1%
General	7.1%
Financials	7.4%
Medical	8.9%
Information Technology	15.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000220606
Shareholder Report [Line Items]
Fund Name	Victory Growth and Tax Strategy Fund
Class Name	Institutional Shares
Trading Symbol	UGTIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

In the equity strategy, all eleven sectors delivered positive absolute returns.

Top contributors to performance for the fixed income municipal sleeve of the strategy:

  Security selection in the continuing care retirement center (“CCRC”) and education sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the BBB and BB rated categories.

Top detractors from performance for the fixed income municipal sleeve of the strategy:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Growth and Tax Strategy Fund Institutional Shares - $1,463,871	S&P 500® Index (regulatory broad based index) - $2,094,114	Bloomberg Municipal Bond Index - $1,044,707	Composite Index - $1,483,547	Lipper Composite Index - $1,461,735
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/21	$1,141,867	$1,261,885	$1,020,951	$1,129,113	$1,137,029
2/22	$1,233,474	$1,468,696	$1,014,217	$1,216,361	$1,209,708
2/23	$1,119,916	$1,355,731	$962,513	$1,143,306	$1,128,118
2/24	$1,317,355	$1,768,585	$1,014,664	$1,342,251	$1,329,318
2/25	$1,463,871	$2,094,114	$1,044,707	$1,483,547	$1,461,735

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Institutional Shares	11.12%	8.51%
S&P 500® Index	18.41%	17.15%
Bloomberg Municipal Bond Index	2.96%	0.94%
Composite Index	10.53%	8.82%
Lipper Composite Index	9.96%	8.47%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 862,303,000
Holdings Count | Holding	691
Advisory Fees Paid, Amount	$ 2,191,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$862,303
Number of Holdings	691
Investment Advisory Fees	$2,191
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Nursing Homes	4.7%
Single Family Housing	4.9%
Health Care	4.9%
Higher Education	5.0%
Communication Services	5.0%
Education	5.1%
General	7.1%
Financials	7.4%
Medical	8.9%
Information Technology	15.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000204424
Shareholder Report [Line Items]
Fund Name	Victory International Fund
Class Name	Class R6
Trading Symbol	URITX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  An underweight to health care was a contributor to relative performance as compared to the MSCI EAFE Index (the "Index").

  Stock selection in information technology was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An underweight to financials hurt relative performance as compared to the Index.

  Stock selection in health care was a detractor to performance relative to the Index.

  Country level detractor was stock selection in France.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory International Fund Class R6 - $14,769	MSCI EAFE Index (regulatory broad based index) - $14,818	Lipper International Funds Index - $15,102
8/18Footnote Reference*	$10,000	$10,000	$10,000
2/19	$9,782	$9,819	$9,733
2/20	$9,729	$9,764	$9,878
2/21	$11,657	$11,956	$12,516
2/22	$12,342	$12,294	$12,636
2/23	$11,798	$11,908	$11,977
2/24	$13,495	$13,624	$13,694
2/25	$14,769	$14,818	$15,102

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	9.44%	8.71%	6.15%
MSCI EAFE Index	8.77%	8.70%	6.20%
Lipper International Funds Index	10.28%	8.86%	6.51%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,415,582,000
Holdings Count | Holding	553
Advisory Fees Paid, Amount	$ 19,248,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$2,415,582
Number of Holdings	553
Investment Advisory Fees	$19,248
Portfolio Turnover	42%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Real Estate	3.0%
Energy	4.5%
Communication Services	5.4%
Materials	6.5%
Consumer Staples	8.6%
Information Technology	8.8%
Health Care	10.1%
Consumer Discretionary	11.1%
Industrials	15.2%
Financials	22.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000034872
Shareholder Report [Line Items]
Fund Name	Victory International Fund
Class Name	Fund Shares
Trading Symbol	USIFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$111	1.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  An underweight to health care was a contributor to relative performance as compared to the MSCI EAFE Index (the "Index").

  Stock selection in information technology was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An underweight to financials hurt relative performance as compared to the Index.

  Stock selection in health care was a detractor to performance relative to the Index.

  Country level detractor was stock selection in France.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory International Fund, Fund Shares - $16,858	MSCI EAFE Index (regulatory broad based index) - $16,723	Lipper International Funds Index - $17,360
2/15	$10,000	$10,000	$10,000
2/16	$8,558	$8,482	$8,564
2/17	$10,022	$9,818	$9,892
2/18	$12,257	$11,794	$11,995
2/19	$11,501	$11,081	$11,188
2/20	$11,410	$11,018	$11,355
2/21	$13,646	$13,493	$14,387
2/22	$14,210	$13,874	$14,525
2/23	$13,527	$13,438	$13,768
2/24	$15,440	$15,375	$15,741
2/25	$16,858	$16,723	$17,360

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	9.19%	8.12%	5.36%
MSCI EAFE Index	8.77%	8.70%	5.28%
Lipper International Funds Index	10.28%	8.86%	5.67%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,415,582,000
Holdings Count | Holding	553
Advisory Fees Paid, Amount	$ 19,248,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$2,415,582
Number of Holdings	553
Investment Advisory Fees	$19,248
Portfolio Turnover	42%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Real Estate	3.0%
Energy	4.5%
Communication Services	5.4%
Materials	6.5%
Consumer Staples	8.6%
Information Technology	8.8%
Health Care	10.1%
Consumer Discretionary	11.1%
Industrials	15.2%
Financials	22.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000066841
Shareholder Report [Line Items]
Fund Name	Victory International Fund
Class Name	Institutional Shares
Trading Symbol	UIIFX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  An underweight to health care was a contributor to relative performance as compared to the MSCI EAFE Index (the "Index").

  Stock selection in information technology was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An underweight to financials hurt relative performance as compared to the Index.

  Stock selection in health care was a detractor to performance relative to the Index.

  Country level detractor was stock selection in France.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory International Fund Institutional Shares - $1,700,021	MSCI EAFE Index (regulatory broad based index) - $1,672,312	Lipper International Funds Index - $1,735,999
2/15	$1,000,000	$1,000,000	$1,000,000
2/16	$856,963	$848,178	$856,372
2/17	$1,005,044	$981,800	$989,235
2/18	$1,229,709	$1,179,408	$1,199,532
2/19	$1,155,193	$1,108,150	$1,118,817
2/20	$1,146,609	$1,101,842	$1,135,489
2/21	$1,372,569	$1,349,270	$1,438,704
2/22	$1,430,317	$1,387,431	$1,452,463
2/23	$1,362,493	$1,343,814	$1,376,786
2/24	$1,555,838	$1,537,473	$1,574,130
2/25	$1,700,021	$1,672,312	$1,735,999

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	9.27%	8.20%	5.45%
MSCI EAFE Index	8.77%	8.70%	5.28%
Lipper International Funds Index	10.28%	8.86%	5.67%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,415,582,000
Holdings Count | Holding	553
Advisory Fees Paid, Amount	$ 19,248,000
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$2,415,582
Number of Holdings	553
Investment Advisory Fees	$19,248
Portfolio Turnover	42%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Real Estate	3.0%
Energy	4.5%
Communication Services	5.4%
Materials	6.5%
Consumer Staples	8.6%
Information Technology	8.8%
Health Care	10.1%
Consumer Discretionary	11.1%
Industrials	15.2%
Financials	22.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000034877
Shareholder Report [Line Items]
Fund Name	Victory New York Bond Fund
Class Name	Fund Shares
Trading Symbol	USNYX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the education and health care sectors.

  Security selection in the BBB rated category.

  Overweight allocation to the BBB and BB rated categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 116,293,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 535,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$116,293
Number of Holdings	102
Investment Advisory Fees	$535
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Development	2.9%
Multifamily Housing	3.7%
Housing	3.7%
General Obligation	4.2%
Nursing Homes	6.1%
Transportation	11.4%
General	12.9%
Education	13.5%
Medical	17.4%
Higher Education	17.8%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000220622
Shareholder Report [Line Items]
Fund Name	Victory New York Bond Fund
Class Name	Institutional Shares
Trading Symbol	UNYIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the education and health care sectors.

  Security selection in the BBB rated category.

  Overweight allocation to the BBB and BB rated categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 116,293,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 535,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$116,293
Number of Holdings	102
Investment Advisory Fees	$535
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Development	2.9%
Multifamily Housing	3.7%
Housing	3.7%
General Obligation	4.2%
Nursing Homes	6.1%
Transportation	11.4%
General	12.9%
Education	13.5%
Medical	17.4%
Higher Education	17.8%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000220623
Shareholder Report [Line Items]
Fund Name	Victory Precious Metals and Minerals Fund
Class Name	Class A
Trading Symbol	UPMMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$170	1.34%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  Owning Kinross Gold Corp. was a contributor to absolute performance.

  Overweight to Canadian gold miners was a contributor to relative performance.

  Country level contributor to relative performance was an underweight to United States gold miners.

Top detractors from performance:

  Owning Vault Minerals was a detractor to absolute performance.

  Selection of gold miners in Australia was a detractor to relative performance.

  Country level detractor to relative performance was stock selection of gold miners in Canada.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Precious Metals and Minerals Fund Class A @ NAV - $18,510	Victory Precious Metals and Minerals Fund Class A @ MOP - $17,439	MSCI All Country World Index (regulatory broad based index) - $23,908	MSCI ACWI Select Gold Miners IMI Index - $21,583	Lipper Precious Metals Equity Funds Index - $19,373
2/15	$10,000	$9,422	$10,000	$10,000	$10,000
2/16	$8,788	$8,280	$8,768	$9,478	$9,094
2/17	$10,754	$10,132	$10,704	$11,150	$11,453
2/18	$9,867	$9,296	$12,715	$10,181	$10,423
2/19	$10,209	$9,618	$12,608	$10,455	$10,568
2/20	$12,136	$11,435	$13,098	$13,288	$12,486
2/21	$14,520	$13,680	$17,060	$15,879	$15,320
2/22	$15,836	$14,920	$18,392	$17,655	$16,838
2/23	$12,753	$12,015	$16,873	$13,692	$13,468
2/24	$12,089	$11,390	$20,779	$13,623	$12,674
2/25	$18,510	$17,439	$23,908	$21,583	$19,373

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	53.11%Footnote Reference	8.81%	6.35%
Class A @ MOP	44.33%	7.53%	5.72%
MSCI All Country World Index	15.06%	12.79%	9.11%
MSCI ACWI Select Gold Miners IMI Index	58.43%	10.19%	8.00%
Lipper Precious Metals Equity Funds Index	52.86%	9.18%	6.84%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 573,499,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,080,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$573,499
Number of Holdings	38
Investment Advisory Fees	$4,080
Portfolio Turnover	1%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Agnico Eagle Mines Ltd.	13.7%
Barrick Gold Corp.	8.3%
Wheaton Precious Metals Corp.	8.0%
Newmont Corp.	6.8%
Gold Fields Ltd., ADR	6.7%
Kinross Gold Corp.	4.7%
Alamos Gold, Inc.	4.7%
Royal Gold, Inc.	4.6%
Northern Star Resources Ltd.	4.3%
Anglogold Ashanti PLC (Johannesburg Stock Exchange)	3.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000034879
Shareholder Report [Line Items]
Fund Name	Victory Precious Metals and Minerals Fund
Class Name	Fund Shares
Trading Symbol	USAGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$144	1.14%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  Owning Kinross Gold Corp. was a contributor to absolute performance.

  Overweight to Canadian gold miners was a contributor to relative performance.

  Country level contributor to relative performance was an underweight to United States gold miners.

Top detractors from performance:

  Owning Vault Minerals was a detractor to absolute performance.

  Selection of gold miners in Australia was a detractor to relative performance.

  Country level detractor to relative performance was stock selection of gold miners in Canada.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Precious Metals and Minerals Fund, Fund Shares - $18,732	MSCI All Country World Index (regulatory broad based index) - $23,908	MSCI ACWI Select Gold Miners IMI Index - $21,583	Lipper Precious Metals Equity Funds Index - $19,373
2/15	$10,000	$10,000	$10,000	$10,000
2/16	$8,796	$8,768	$9,478	$9,094
2/17	$10,761	$10,704	$11,150	$11,453
2/18	$9,881	$12,715	$10,181	$10,423
2/19	$10,236	$12,608	$10,455	$10,568
2/20	$12,174	$13,098	$13,288	$12,486
2/21	$14,594	$17,060	$15,879	$15,320
2/22	$15,943	$18,392	$17,655	$16,838
2/23	$12,861	$16,873	$13,692	$13,468
2/24	$12,213	$20,779	$13,623	$12,674
2/25	$18,732	$23,908	$21,583	$19,373

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	53.38%Footnote Reference	9.00%	6.48%
MSCI All Country World Index	15.06%	12.79%	9.11%
MSCI ACWI Select Gold Miners IMI Index	58.43%	10.19%	8.00%
Lipper Precious Metals Equity Funds Index	52.86%	9.18%	6.84%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 573,499,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,080,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$573,499
Number of Holdings	38
Investment Advisory Fees	$4,080
Portfolio Turnover	1%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Agnico Eagle Mines Ltd.	13.7%
Barrick Gold Corp.	8.3%
Wheaton Precious Metals Corp.	8.0%
Newmont Corp.	6.8%
Gold Fields Ltd., ADR	6.7%
Kinross Gold Corp.	4.7%
Alamos Gold, Inc.	4.7%
Royal Gold, Inc.	4.6%
Northern Star Resources Ltd.	4.3%
Anglogold Ashanti PLC (Johannesburg Stock Exchange)	3.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000066842
Shareholder Report [Line Items]
Fund Name	Victory Precious Metals and Minerals Fund
Class Name	Institutional Shares
Trading Symbol	UIPMX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$128	1.01%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  Owning Kinross Gold Corp. was a contributor to absolute performance.

  Overweight to Canadian gold miners was a contributor to relative performance.

  Country level contributor to relative performance was an underweight to United States gold miners.

Top detractors from performance:

  Owning Vault Minerals was a detractor to absolute performance.

  Selection of gold miners in Australia was a detractor to relative performance.

  Country level detractor to relative performance was stock selection of gold miners in Canada.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Precious Metals and Minerals Fund Institutional Shares - $1,919,909	MSCI All Country World Index (regulatory broad based index) - $2,390,834	MSCI ACWI Select Gold Miners IMI Index - $2,158,253	Lipper Precious Metals Equity Funds Index - $1,937,321
2/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/16	$883,077	$876,799	$947,777	$909,395
2/17	$1,082,730	$1,070,379	$1,115,008	$1,145,324
2/18	$999,071	$1,271,512	$1,018,081	$1,042,323
2/19	$1,038,487	$1,260,845	$1,045,450	$1,056,764
2/20	$1,238,784	$1,309,840	$1,328,839	$1,248,630
2/21	$1,486,629	$1,706,032	$1,587,872	$1,531,970
2/22	$1,626,880	$1,839,237	$1,765,479	$1,683,776
2/23	$1,314,224	$1,687,302	$1,369,194	$1,346,759
2/24	$1,250,684	$2,077,881	$1,362,298	$1,267,377
2/25	$1,919,909	$2,390,834	$2,158,253	$1,937,321

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Institutional Shares	53.51%Footnote Reference	9.16%	6.74%
MSCI All Country World Index	15.06%	12.79%	9.11%
MSCI ACWI Select Gold Miners IMI Index	58.43%	10.19%	8.00%
Lipper Precious Metals Equity Funds Index	52.86%	9.18%	6.84%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 573,499,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,080,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$573,499
Number of Holdings	38
Investment Advisory Fees	$4,080
Portfolio Turnover	1%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Agnico Eagle Mines Ltd.	13.7%
Barrick Gold Corp.	8.3%
Wheaton Precious Metals Corp.	8.0%
Newmont Corp.	6.8%
Gold Fields Ltd., ADR	6.7%
Kinross Gold Corp.	4.7%
Alamos Gold, Inc.	4.7%
Royal Gold, Inc.	4.6%
Northern Star Resources Ltd.	4.3%
Anglogold Ashanti PLC (Johannesburg Stock Exchange)	3.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000220633
Shareholder Report [Line Items]
Fund Name	Victory Sustainable World Fund
Class Name	Class A
Trading Symbol	USWGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$146	1.37%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  A slight overweight to financials was a contributor to relative performance.

  Stock selection in information technology was a contributor to performance relative to the MSCI All Country World Index (the “Index”).

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An overweight to materials hurt relative performance.

  Stock selection in energy was a detractor to performance relative to the Index.

  Country level detractor was stock selection in the United States.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Sustainable World Fund Class A @ NAV - $23,719	Victory Sustainable World Fund Class A @ MOP - $22,352	MSCI All Country World Index (regulatory broad based index) - $23,908	Lipper Global Funds Index - $22,159
2/15	$10,000	$9,424	$10,000	$10,000
2/16	$8,993	$8,475	$8,768	$8,761
2/17	$10,674	$10,059	$10,704	$10,748
2/18	$12,469	$11,751	$12,715	$12,616
2/19	$12,590	$11,865	$12,608	$12,355
2/20	$13,438	$12,664	$13,098	$12,698
2/21	$17,144	$16,156	$17,060	$16,980
2/22	$18,353	$17,295	$18,392	$17,426
2/23	$16,732	$15,768	$16,873	$15,988
2/24	$20,959	$19,752	$20,779	$19,615
2/25	$23,719	$22,352	$23,908	$22,159

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	13.21%	12.03%	9.02%
Class A @ MOP	6.65%	10.72%	8.38%
MSCI All Country World Index	15.06%	12.79%	9.11%
Lipper Global Funds Index	12.97%	11.78%	8.28%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 1,398,601,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 11,044,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,398,601
Number of Holdings	507
Investment Advisory Fees	$11,044
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Utilities	1.5%
Energy	3.3%
Materials	4.2%
Consumer Staples	5.3%
Communication Services	8.4%
Industrials	9.6%
Health Care	11.1%
Consumer Discretionary	11.8%
Financials	19.4%
Information Technology	22.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000034893
Shareholder Report [Line Items]
Fund Name	Victory Sustainable World Fund
Class Name	Fund Shares
Trading Symbol	USAWX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$114	1.07%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  A slight overweight to financials was a contributor to relative performance.

  Stock selection in information technology was a contributor to performance relative to the MSCI All Country World Index (the “Index”).

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An overweight to materials hurt relative performance.

  Stock selection in energy was a detractor to performance relative to the Index.

  Country level detractor was stock selection in the United States.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Sustainable World Fund, Fund Shares - $24,357	MSCI All Country World Index (regulatory broad based index) - $23,908	Lipper Global Funds Index - $22,159
2/15	$10,000	$10,000	$10,000
2/16	$9,019	$8,768	$8,761
2/17	$10,726	$10,704	$10,748
2/18	$12,570	$12,715	$12,616
2/19	$12,725	$12,608	$12,355
2/20	$13,622	$13,098	$12,698
2/21	$17,421	$17,060	$16,980
2/22	$18,695	$18,392	$17,426
2/23	$17,093	$16,873	$15,988
2/24	$21,467	$20,779	$19,615
2/25	$24,357	$23,908	$22,159

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	13.54%	12.33%	9.31%
MSCI All Country World Index	15.06%	12.79%	9.11%
Lipper Global Funds Index	12.97%	11.78%	8.28%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,398,601,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 11,044,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,398,601
Number of Holdings	507
Investment Advisory Fees	$11,044
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Utilities	1.5%
Energy	3.3%
Materials	4.2%
Consumer Staples	5.3%
Communication Services	8.4%
Industrials	9.6%
Health Care	11.1%
Consumer Discretionary	11.8%
Financials	19.4%
Information Technology	22.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000159208
Shareholder Report [Line Items]
Fund Name	Victory Sustainable World Fund
Class Name	Institutional Shares
Trading Symbol	UIWGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$109	1.02%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  A slight overweight to financials was a contributor to relative performance.

  Stock selection in information technology was a contributor to performance relative to the MSCI All Country World Index (the “Index”).

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An overweight to materials hurt relative performance.

  Stock selection in energy was a detractor to performance relative to the Index.

  Country level detractor was stock selection in the United States.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Sustainable World Fund Institutional Shares - $2,414,355	MSCI All Country World Index (regulatory broad based index) - $2,400,389	Lipper Global Funds Index - $2,199,830
8/15Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
2/16	$889,238	$880,303	$869,757
2/17	$1,058,497	$1,074,657	$1,067,039
2/18	$1,240,404	$1,276,594	$1,252,452
2/19	$1,256,025	$1,265,884	$1,226,563
2/20	$1,345,318	$1,315,075	$1,260,588
2/21	$1,722,231	$1,712,851	$1,685,676
2/22	$1,848,802	$1,846,587	$1,729,956
2/23	$1,691,618	$1,694,046	$1,587,249
2/24	$2,125,837	$2,086,186	$1,947,301
2/25	$2,414,355	$2,400,389	$2,199,830

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Institutional Shares	13.57%	12.41%	9.67%
MSCI All Country World Index	15.06%	12.79%	9.60%
Lipper Global Funds Index	12.97%	11.78%	8.60%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,398,601,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 11,044,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,398,601
Number of Holdings	507
Investment Advisory Fees	$11,044
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Utilities	1.5%
Energy	3.3%
Materials	4.2%
Consumer Staples	5.3%
Communication Services	8.4%
Industrials	9.6%
Health Care	11.1%
Consumer Discretionary	11.8%
Financials	19.4%
Information Technology	22.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000158651
Shareholder Report [Line Items]
Fund Name	Victory Target Managed Allocation Fund
Class Name	Fund Shares
Trading Symbol	UTMAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Top contributors to performance:

  The Fund’s tactical underweight to emerging markets equities and U.S. small cap equities contributed positively to performance.

  The Fund’s tactical overweight to gold mining companies helped performance.

Top detractors to performance:

  The Fund’s tactical overweight to Japanese and European equities negatively impacted performance.

  The Fund’s tactical overweight to U.S. companies with attractive valuations and higher profitability detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Victory Target Managed Allocation Fund, Fund Shares - $19,223	MSCI All Country World Index (regulatory broad based index) - $24,251	Bloomberg U.S. Universal Index - $12,089
8/15Footnote Reference*	$10,000	$10,000	$10,000
2/16	$9,366	$8,894	$10,138
2/17	$10,704	$10,857	$10,462
2/18	$11,583	$12,897	$10,564
2/19	$11,523	$12,789	$10,901
2/20	$12,182	$13,286	$12,129
2/21	$15,319	$17,305	$12,387
2/22	$16,960	$18,656	$12,049
2/23	$14,788	$17,115	$10,929
2/24	$17,393	$21,077	$11,372
2/25	$19,223	$24,251	$12,089

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Fund Shares	10.52%	9.55%	7.07%
MSCI All Country World Index	15.06%	12.79%	9.71%
Bloomberg U.S. Universal Index	6.30%	-0.07%	2.00%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 479,048,000
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 2,463,000
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$479,048
Number of Holdings	310
Investment Advisory Fees	$2,463
Portfolio Turnover	182%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Real Estate	3.5%
Consumer Staples	3.9%
Materials	3.9%
Health Care	6.5%
Communication Services	6.5%
Energy	7.7%
Consumer Discretionary	8.3%
Industrials	8.9%
Financials	19.2%
Information Technology	24.3%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000220611
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Intermediate-Term Fund
Class Name	Class A
Trading Symbol	UTEIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of intermediate-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the education and health care sectors.

  Security selection in the A, BBB, and BB rating categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 3,055,933,000
Holdings Count | Holding	1,072
Advisory Fees Paid, Amount	$ 8,628,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$3,055,933
Number of Holdings	1,072
Investment Advisory Fees	$8,628
Portfolio Turnover	13%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Water	3.3%
Airport	3.5%
General Obligation	3.6%
School District	5.0%
Education	6.2%
Nursing Homes	6.7%
Higher Education	7.4%
Transportation	9.4%
General	19.3%
Medical	22.2%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000034870
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Intermediate-Term Fund
Class Name	Fund Shares
Trading Symbol	USATX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of intermediate-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the education and health care sectors.

  Security selection in the A, BBB, and BB rating categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 3,055,933,000
Holdings Count | Holding	1,072
Advisory Fees Paid, Amount	$ 8,628,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$3,055,933
Number of Holdings	1,072
Investment Advisory Fees	$8,628
Portfolio Turnover	13%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Water	3.3%
Airport	3.5%
General Obligation	3.6%
School District	5.0%
Education	6.2%
Nursing Homes	6.7%
Higher Education	7.4%
Transportation	9.4%
General	19.3%
Medical	22.2%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000220612
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Intermediate-Term Fund
Class Name	Institutional Shares
Trading Symbol	UITIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of intermediate-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the education and health care sectors.

  Security selection in the A, BBB, and BB rating categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 3,055,933,000
Holdings Count | Holding	1,072
Advisory Fees Paid, Amount	$ 8,628,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$3,055,933
Number of Holdings	1,072
Investment Advisory Fees	$8,628
Portfolio Turnover	13%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Water	3.3%
Airport	3.5%
General Obligation	3.6%
School District	5.0%
Education	6.2%
Nursing Homes	6.7%
Higher Education	7.4%
Transportation	9.4%
General	19.3%
Medical	22.2%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000220616
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Long-Term Fund
Class Name	Class A
Trading Symbol	UTELX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the continuing care retirement center (“CCRC”) and health care sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the A, BBB and BB rating categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 1,696,742,000
Holdings Count | Holding	547
Advisory Fees Paid, Amount	$ 4,342,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,696,742
Number of Holdings	547
Investment Advisory Fees	$4,342
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Airport	2.2%
Water	2.7%
General Obligation	5.7%
Transportation	6.4%
School District	7.5%
Education	7.6%
Higher Education	9.3%
Nursing Homes	11.6%
General	15.8%
Medical	20.4%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000034873
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Long-Term Fund
Class Name	Fund Shares
Trading Symbol	USTEX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the continuing care retirement center (“CCRC”) and health care sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the A, BBB and BB rating categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,696,742,000
Holdings Count | Holding	547
Advisory Fees Paid, Amount	$ 4,342,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,696,742
Number of Holdings	547
Investment Advisory Fees	$4,342
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Airport	2.2%
Water	2.7%
General Obligation	5.7%
Transportation	6.4%
School District	7.5%
Education	7.6%
Higher Education	9.3%
Nursing Homes	11.6%
General	15.8%
Medical	20.4%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000220617
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Long-Term Fund
Class Name	Institutional Shares
Trading Symbol	ULTIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the continuing care retirement center (“CCRC”) and health care sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the A, BBB and BB rating categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 1,696,742,000
Holdings Count | Holding	547
Advisory Fees Paid, Amount	$ 4,342,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,696,742
Number of Holdings	547
Investment Advisory Fees	$4,342
Portfolio Turnover	4%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Airport	2.2%
Water	2.7%
General Obligation	5.7%
Transportation	6.4%
School District	7.5%
Education	7.6%
Higher Education	9.3%
Nursing Homes	11.6%
General	15.8%
Medical	20.4%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000034887
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Money Market Fund
Class Name	Fund Shares
Trading Symbol	USEXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Fund Shares	2.76%	1.43%	0.98%

AssetsNet	$ 431,205,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,245,000
Holdings [Text Block]

Top Industries (% of Net Assets)

(as of February 28, 2025)

Value	Value
Higher Education	2.9%
Education	3.5%
Facilities	4.4%
Transportation	4.4%
Water	4.4%
Power	6.9%
Multifamily Housing	7.3%
Pollution	9.3%
Medical	21.3%
Development	32.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000220625
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Short-Term Fund
Class Name	Class A
Trading Symbol	UTESX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of shorter-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the industrial development revenue and health care sectors.

  Security selection in the A and BBB rating categories.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  Yield curve positioning, as the fund had a higher weight to bonds in the 6-10 year maturity range than the index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 651,593,000
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 1,549,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$651,593
Number of Holdings	356
Investment Advisory Fees	$1,549
Portfolio Turnover	31%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Education	3.7%
Transportation	4.0%
Water	4.0%
Higher Education	4.2%
Nursing Homes	5.0%
Development	10.7%
General Obligation	10.8%
Pollution	11.2%
Medical	12.6%
General	21.8%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000034881
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Short-Term Fund
Class Name	Fund Shares
Trading Symbol	USSTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of shorter-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the industrial development revenue and health care sectors.

  Security selection in the A and BBB rating categories.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  Yield curve positioning, as the fund had a higher weight to bonds in the 6-10 year maturity range than the index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 651,593,000
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 1,549,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$651,593
Number of Holdings	356
Investment Advisory Fees	$1,549
Portfolio Turnover	31%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Education	3.7%
Transportation	4.0%
Water	4.0%
Higher Education	4.2%
Nursing Homes	5.0%
Development	10.7%
General Obligation	10.8%
Pollution	11.2%
Medical	12.6%
General	21.8%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000220626
Shareholder Report [Line Items]
Fund Name	Victory Tax Exempt Short-Term Fund
Class Name	Institutional Shares
Trading Symbol	USTIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of shorter-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the industrial development revenue and health care sectors.

  Security selection in the A and BBB rating categories.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  Yield curve positioning, as the fund had a higher weight to bonds in the 6-10 year maturity range than the index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 651,593,000
Holdings Count | Holding	356
Advisory Fees Paid, Amount	$ 1,549,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$651,593
Number of Holdings	356
Investment Advisory Fees	$1,549
Portfolio Turnover	31%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Education	3.7%
Transportation	4.0%
Water	4.0%
Higher Education	4.2%
Nursing Homes	5.0%
Development	10.7%
General Obligation	10.8%
Pollution	11.2%
Medical	12.6%
General	21.8%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000034889
Shareholder Report [Line Items]
Fund Name	Victory Treasury Money Market Trust
Class Name	Fund Shares
Trading Symbol	UATXX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$922,466
Number of Holdings	12
Investment Advisory Fees	$1,081
7 Day Net Yield	4.00%
	1 Year	5 Year	10 Year
Fund Shares	4.77%	2.36%	1.58%

AssetsNet	$ 922,466,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,081,000
Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000220631
Shareholder Report [Line Items]
Fund Name	Victory Virginia Bond Fund
Class Name	Class A
Trading Symbol	UVABX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the continuing care retirement center sector.

  Security selection in the AA and A rated categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 510,963,000
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 1,911,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$510,963
Number of Holdings	176
Investment Advisory Fees	$1,911
Portfolio Turnover	6%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Airport	2.1%
Facilities	3.8%
Water	4.2%
Development	5.2%
Multifamily Housing	7.7%
Transportation	8.4%
Higher Education	10.1%
Nursing Homes	14.3%
General	15.7%
Medical	19.1%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000034891
Shareholder Report [Line Items]
Fund Name	Victory Virginia Bond Fund
Class Name	Fund Shares
Trading Symbol	USVAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the continuing care retirement center sector.

  Security selection in the AA and A rated categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 510,963,000
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 1,911,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$510,963
Number of Holdings	176
Investment Advisory Fees	$1,911
Portfolio Turnover	6%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Airport	2.1%
Facilities	3.8%
Water	4.2%
Development	5.2%
Multifamily Housing	7.7%
Transportation	8.4%
Higher Education	10.1%
Nursing Homes	14.3%
General	15.7%
Medical	19.1%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025
C000220632
Shareholder Report [Line Items]
Fund Name	Victory Virginia Bond Fund
Class Name	Institutional Shares
Trading Symbol	UVAIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the continuing care retirement center sector.

  Security selection in the AA and A rated categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 510,963,000
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 1,911,000
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$510,963
Number of Holdings	176
Investment Advisory Fees	$1,911
Portfolio Turnover	6%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Airport	2.1%
Facilities	3.8%
Water	4.2%
Development	5.2%
Multifamily Housing	7.7%
Transportation	8.4%
Higher Education	10.1%
Nursing Homes	14.3%
General	15.7%
Medical	19.1%

Accountant Change Statement [Text Block]	Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.
Accountant Change Date	Feb. 28, 2025